BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.	12 Months Ended
Dec. 31, 2020
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
NOTE 11. BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalent s	773,822	3,891	127,459	62,149	43,049	5,334	49,010	-	1,064,714
Other current financial assets	1,763	-	-	-	-	-	-	-	1,763
Other current non-financial assets	19,802	92	28,253	5,886	572	6,147	107,845	-	168,597
Trade and other current receivables	542,296	10,448	38,362	9,757	30,856	5,999	96,847	2,816	737,381
Accounts receivable due from related companies	369	-	829	-	-	-	5,076	-	6,274
Current Inventories	847,161	-	63,935	-	27,183	-	-	-	938,279
Current biological assets	246,637	-	56,073	-	-	-	-	-	302,710
Current tax assets	29,069	752	2,384	1,732	3,471	667	282,655	-	320,730
Non-current assets or disposal groups classified as held for sale	2,460,919	15,183	317,295	79,524	105,131	18,147	541,433	2,816	3,540,448
Non-current assets or disposal groups classified as held for sale	3,815	-	15	-	47	-	-	-	3,877
Total Current Assets	2,464,734	15,183	317,310	79,524	105,178	18,147	541,433	2,816	3,544,325

Non-Current Assets
Other non-current financial assets	28,982	-	-	-	-	-	-	-	28,982
Other non-current non-financial assets	1,739	-	17,346	431	692	102	92,904	-	113,214
Trade and other non-current receivables	13,637	-	40	-	-	-	2,859	70	16,606
Investments accounted for using equity method	78,108	184,191	32,402	-	-	-	22,238	-	316,939
Intangible assets other than goodwill	95,231	-	1,675	-	22	-	5,162	-	102,090
Goodwill	42,210	-	17,357	-	-	-	-	-	59,567
Property, plant and equipment	7,838,893	-	349,877	-	136,188	-	346	-	8,325,304
Right of use assets	190,252	-	28,882	-	-	-	-	-	219,134
Non-current biological assets	3,038,157	-	257,960	-	-	-	-	-	3,296,117
Deferred tax assets	4,449	-	1,168	-	424	-	-	-	6,041
Total Non-Current Assets	11,331,658	184,191	706,707	431	137,326	102	123,509	70	12,483,994

Total Assets	13,796,392	199,374	1,024,017	79,955	242,504	18,249	664,942	2,886	16,028,319

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilitie s	230,230	32,697	753	-	-	-	-	43,456	307,136
Current lease liabilities	13,687	84	3,292	-	426	148	32,554	13,449	63,640
Trade and other current payables	153,860	11,924	80,607	11,336	26,400	7,485	298,908	35,984	626,504
Accounts payable to related companies	236	-	-	-	-	-	3,503	-	3,739
Other current provisions	386	-	-	-	-	-	-	-	386
Current tax liabilities	152	-	5,298	-	190	24	39,008	-	44,672
Current provisions for employee benefits	-	-	-	-	-	-	6,786	-	6,786
Other current non-financial liabilities	6,616	58	25,726	4,118	2,382	1,319	4,511	-	44,730
Total Liabilities, current	405,167	44,763	115,676	15,454	29,398	8,976	385,270	92,889	1,097,593

Non-Current Liabilities
Other non-current financial liabilities	4,070,126	498,484	657	-	-	-	-	1,145,461	5,714,728
Non-current lease liabilities	74,135	230	14,833	-	218	171	44,604	13,924	148,115
Other non-current provisions	-	-	4,238	26,212	-	-	-	-	30,450
Deferred tax liabilities	1,388,713	-	68,788	-	6,385	-	-	-	1,463,886
Non-current provisions for employee benefits	-	-	-	-	1,069	-	73,540	-	74,609
Other non-current non-financial liabilities	29	-	83,249	14	-	-	11	-	83,303
Total non-current liabilities	5,533,003	498,714	171,765	26,226	7,672	171	118,155	1,159,385	7,515,091
									-
Total Liabilities	5,938,170	543,477	287,441	41,680	37,070	9,147	503,425	1,252,274	8,612,684

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalent s	1,412,688	2,264	50,868	11,292	13,684	6,756	62,460	-	1,560,012
Other current financial assets	3,370	-	-	-	-	-	-	-	3,370
Other current non-financial assets	24,554	95	15,134	8,014	1,244	6,742	118,327	-	174,110
Trade and other current receivables	435,663	8,483	56,039	11,218	33,981	7,287	86,954	2,690	642,315
Accounts receivable due from related companies	1,319	-	197	-	-	-	15,512	498	17,526
Current Inventories	931,619	-	90,362	-	31,886	-	-	-	1,053,867
Current biological assets	209,844	-	65,948	-	-	-	-	-	275,792
Current tax assets	7,955	234	9,246	2,908	2,936	2,658	174,016	-	199,953
Non-current assets or disposal groups classified as held for sale	3,027,012	11,076	287,794	33,432	83,731	23,443	457,269	3,188	3,926,945
Non-current assets or disposal groups classified as held for sale	3,814	-	572	-	50	-	-	-	4,436
Total Current Assets	3,030,826	11,076	288,366	33,432	83,781	23,443	457,269	3,188	3,931,381

Non-Current Assets
Other non-current financial assets	9,395	-	-	-	-	-	-	-	9,395
Other non-current non-financial assets	1,889	-	10,962	1,054	884	90	97,535	-	112,414
Trade and other non-current receivables	3,691	-	351	-	-	-	2,983	2,431	9,456
Investments accounted for using equity method	77,725	168,880	41,811	-	-	-	4,702	-	293,118
Intangible assets other than goodwill	104,165	-	1,992	-	95	-	-	-	106,252
Goodwill	43,373	-	22,378	-	-	-	-	-	65,751
Property, plant and equipment	7,024,518	-	471,620	-	151,692	-	353	-	7,648,183
Right of use assets	256,524	-	27,855	-	-	-	-	-	284,379
Non-current biological assets	3,021,411	-	372,223	-	-	-	-	-	3,393,634
Deferred tax assets	5,897	-	-	-	170	-	-	-	6,067
Total Non-Current Assets	10,548,589	168,880	949,191	1,054	152,841	90	105,573	2,431	11,928,649

Total Assets	13,579,415	179,956	1,237,557	34,486	236,622	23,533	562,842	5,619	15,860,030

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilitie s	215,453	41	4,391	-	-	-	-	240,961	460,846
Current lease liabilities	7,357	52	6,108	-	2,361	117	33,575	19,638	69,208
Trade and other current payables	155,524	20,414	70,259	14,365	22,272	10,322	348,155	31,746	673,057
Accounts payable to related companies	454	-	-	-	-	-	8,426	-	8,880
Other current provisions	444	-	-	-	815	-	-	-	1,259
Current tax liabilities	1,784	-	-	-	246	-	212	-	2,242
Current provisions for employee benefits	-	-	-	-	-	-	5,965	-	5,965
Other current non-financial liabilities	7,353	59	20,022	3,128	2,711	2,335	4,457	-	40,065
Total Liabilities, current	388,369	20,566	100,780	17,493	28,405	12,774	400,790	292,345	1,261,522

Non-Current Liabilities
Other non-current financial liabilities	4,245,493	116,218	1,791	-	-	-	-	1,088,692	5,452,194
Non-current lease liabilities	76,228	-	22,299	-	7,664	160	73,471	21,995	201,817
Other non-current payables	2,230	-	-	-	-	-	-	-	2,230
Other non-current provisions	12	-	5,226	26,527	-	-	-	-	31,765
Deferred tax liabilities	1,271,282	-	84,420	-	4,485	-	-	-	1,360,187
Non-current provisions for employee benefits	836	-	-	-	285	-	68,343	-	69,464
Other non-current non-financial liabilities	24	-	111,380	19	-	-	13	-	111,436
Total non-current liabilities	5,596,105	116,218	225,116	26,546	12,434	160	141,827	1,110,687	7,229,093
									-
Total Liabilities	5,984,474	136,784	325,896	44,039	40,839	12,934	542,617	1,403,032	8,490,615

	12-31-2020			12-31-2019
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total Liabilities, current	765,176	332,417	1,097,593	844,866	416,657	1,261,523

Other current financial liabilitie s	63,605	243,531	307,136	93,182	367,664	460,846
U.S Dollar	63,509	166,721	230,230	89,688	125,765	215,453
Euros	-	32,697	32,697	-	41	41
Brazilian Real	96	657	753	1,462	2,929	4,391
U.F.	-	43,456	43,456	2,032	238,929	240,961
	-
Bank Loans	30,774	184,660	215,434	69,971	113,334	183,305
U.S Dollar	30,678	151,306	181,984	68,509	110,364	178,873
Euros	-	32,697	32,697	-	41	41
Brazilian Real	96	657	753	1,462	2,929	4,391

Other Loans	32,831	58,871	91,702	23,211	254,330	277,541
U.S Dollar	32,831	15,415	48,246	21,179	15,401	36,580
U.F.	-	43,456	43,456	2,032	238,929	240,961

Current lease liabilities	18,631	45,009	63,640	21,518	47,690	69,208
U.S Dollar	4,675	9,012	13,687	4,570	2,787	7,357
Euros	23	61	84	24	28	52
Brazilian Real	823	2,469	3,292	1,644	4,464	6,108
Mexican Pesos	293	133	426	1,235	1,126	2,361
Other currencies	37	111	148	26	91	117
Chilean Pesos	8,578	23,976	32,554	8,313	25,262	33,575
U.F.	4,202	9,247	13,449	5,706	13,932	19,638

Trade and other current payables	585,428	41,076	626,504	672,809	248	673,057
U.S Dollar	153,856	4	153,860	155,501	23	155,524
Euros	11,924	-	11,924	20,414	-	20,414
Brazilian Real	39,596	41,011	80,607	70,140	119	70,259
Argentine Pesos	11,336	-	11,336	14,365	-	14,365
Mexican Pesos	26,339	61	26,400	22,166	106	22,272
Other currencies	7,485	-	7,485	10,322	-	10,322
Chilean Pesos	298,908	-	298,908	348,155	-	348,155
U.F.	35,984	-	35,984	31,746	-	31,746

Accounts payable to related companies	3,739	-	3,739	8,880	-	8,880
U.S Dollar	236	-	236	454	-	454
Chilean Pesos	3,503	-	3,503	8,426	-	8,426

Other current provisions	384	2	386	444	815	1,259
U.S Dollar	384	2	386	444	-	444
Mexican Pesos	-	-	-	-	815	815

Current tax liabilities	42,580	2,092	44,672	2,031	211	2,242
U.S Dollar	152	-	152	1,784	-	1,784
Brazilian Real	5,298	-	5,298	-	-	-
Mexican Pesos	190	-	190	246	-	246
Other currencies	24	-	24	-	-	-
Chilean Pesos	36,916	2,092	39,008	1	211	212

Current provisions for employee benefits	6,079	707	6,786	5,938	27	5,965
Chilean Pesos	6,079	707	6,786	5,938	27	5,965

Other current non-financial liabilities	44,730	-	44,730	40,063	2	40,065
U.S Dollar	6,616	-	6,616	7,353	-	7,353
Euros	58	-	58	59	-	59
Brazilian Real	25,726	-	25,726	20,022	-	20,022
Argentine Pesos	4,118	-	4,118	3,128	-	3,128
Mexican Pesos	2,382	-	2,382	2,711	-	2,711
Other currencies	1,319	-	1,319	2,335	-	2,335
Chilean Pesos	4,511	-	4,511	4,455	2	4,457

	12-31-2020				12-31-2019
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	1,789,289	971,281	4,754,521	7,515,091	1,534,114	1,169,993	4,524,986	7,229,093

Other non-current financial liabilities	726,207	919,591	4,068,930	5,714,728	531,475	1,080,656	3,840,063	5,452,194
U.S Dollar	515,400	706,525	2,848,201	4,070,126	432,496	968,514	2,844,483	4,245,493
Euros	122,891	125,247	250,346	498,484	22,236	29,648	64,334	116,218
Brazilian Real	657	-	-	657	1,791	-	-	1,791
U.F.	87,259	87,819	970,383	1,145,461	74,952	82,494	931,246	1,088,692

Bank Loans	473,233	335,247	250,346	1,058,826	196,611	502,772	64,334	763,717
U.S Dollar	349,685	210,000	-	559,685	172,584	473,124	-	645,708
Euros	122,891	125,247	250,346	498,484	22,236	29,648	64,334	116,218
Brazilian Real	657	-	-	657	1,791	-	-	1,791

Other Loans	252,974	584,344	3,818,584	4,655,902	334,865	577,884	3,775,728	4,688,477
U.S Dollar	165,715	496,525	2,848,201	3,510,441	259,913	495,390	2,844,482	3,599,785
U.F.	87,259	87,819	970,383	1,145,461	74,952	82,494	931,246	1,088,692

Non-current lease liabilities	85,964	21,906	40,245	148,115	117,608	46,408	37,801	201,817
U.S Dollar	22,935	15,787	35,413	74,135	27,570	21,621	27,037	76,228
Euros	168	62	-	230
Brazilian Real	5,452	4,842	4,539	14,833	6,970	6,336	8,993	22,299
Mexican Pesos	218	-	-	218	3,546	3,296	822	7,664
Other currencies	141	30	-	171	160	-	-	160
Chilean Pesos	44,604	-	-	44,604	61,283	12,072	116	73,471
U.F.	12,446	1,185	293	13,924	18,079	3,083	833	21,995

Other non-current payables	-	-	-	-	2,230	-	-	2,230
U.S Dollar	-	-	-	-	2,230	-	-	2,230

Other non-current provisions	30,450	-	-	30,450	31,765	-	-	31,765
U.S Dollar	-	-	-	-	12	-	-	12
Brazilian Real	4,238	-	-	4,238	5,226	-	-	5,226
Argentine Pesos	26,212	-	-	26,212	26,527	-	-	26,527

Deferred tax liabilities	840,171	-	623,715	1,463,886	741,164	7,254	611,769	1,360,187
U.S Dollar	764,998	-	623,715	1,388,713	659,513	-	611,769	1,271,282
Brazilian Real	68,788	-	-	68,788	77,166	7,254	-	84,420
Mexican Pesos	6,385	-	-	6,385	4,485	-	-	4,485

Non-current provisions for employee benefits	74,336	273	-	74,609	69,464	-	-	69,464
U.S Dollar	-	-	-	-	836	-	-	836
Mexican Pesos	796	273	-	1,069	285	-	-	285
Chilean Pesos	73,540	-	-	73,540	68,343	-	-	68,343

Other non-current non-financial liabilities	32,161	29,511	21,631	83,303	40,407	35,675	35,354	111,436
U.S Dollar	29	-	-	29	24	-	-	24
Brazilian Real	32,107	29,511	21,631	83,249	40,351	35,675	35,354	111,380
Argentine Pesos	14	-	-	14	19	-	-	19
Chilean Pesos	11	-	-	11	13	-	-	13

The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. Dollar as follows:

Subsidiary	Country	Functional Currency
Arauco Canada Ltd.	Canada	Canadian Dollar
Arauco do Brasil S.A.	Brazil	Brazilian Real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real
Arauco Forest Brasil S.A.	Brazil	Brazilian Real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian Real
Arauco Quimica S.A. de C.V.	Mexico	Mexican pesos
Arauco Serviquimex, S.A. de C.V.	Mexico	Mexican pesos
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real
Leasing Forestal S.A.	Argentina	Argentine pesos
Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real
ODD Industries SpA	Chile	Chilean pesos
Tablered Araucomex, S.A. de C.V.	Mexico	Mexican pesos

The table below shows a detail per company of the effect in the period of the Reserve of Exchange Differences on translation:

	January - December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	(90,528)	(15,961)	(70,685)
Arauco Forest Brasil S.A.	(84,241)	(14,407)	(65,196)
Arauco Florestal Arapoti S.A.	(18,015)	(3,543)	(17,007)
Sonae Arauco S.A.	15,880	(3,759)	(9,811)
Arauco Argentina S.A.	(1)	(219)	(7,584)
Arauco Canada Ltd.	6,636	5,842	(7,879)
Arauco Industria México S.A. de C.V.	(10,052)	3,148	-
Others	1,388	(1,093)	(2,461)
Total reserve of exchange differences on translation	(178,933)	(29,992)	(180,623)

Effect of foreign exchange rates changes

	January-December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(26,752)	(30,330)	(26,470)
Reserve of exchange differences on translation (with Non-controlling interests)	(183,419)	(30,971)	(184,876)